Note 10 - Share-based Compensation (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 09, 2017
Share-Based Payment Arrangement, Expense		$ 1,584	$ 3,152	$ 8,194
Long-term Incentive Awards [Member] | Senior Management [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 64
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 3 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Aggregate Value, Granted			$ 79,225
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Settled in Shares, Percentage			25.00%
Share-based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other Than Options, Settled In Cash Or Shares, Percentage			75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		3,486
Share-Based Payment Arrangement, Expense		$ 32	$ 204
The 2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					5,277,197
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding and Exercisable, Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		615,407	1,134,672	1,791,943
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)		1,212,306	307,883	2,594
The 2017 Omnibus Incentive Plan [Member] | Options Granted in May 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	370,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)		170,000
The 2017 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 4
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		6 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 24	$ 273	$ 396
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		6,216	22,683	38,023
The 2017 Omnibus Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 1,086
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 906	$ 2,158	$ 5,422
Subsidiary Share Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		4 years
Subsidiary Share Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		5 years